Borrowings (Tables)	12 Months Ended
Dec. 31, 2016
Borrowings
Schedule of borrowings

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Short-term borrowings	753,200,000	905,170,000	130,484,359

Long-term borrowings
Current portion	84,000,000	—	—
Non-current portion	—	—	—

	837,200,000	905,170,000	130,484,359

Schedule of borrowings from various financial institutions at end of the reporting period

	As of December 31,
	2015	2016	2016
	(RMB)	(RMB)	($)
Industrial & Commercial Bank of China (note (i))	24,000,000	12,000,000	1,729,854
Agricultural Bank of China (note (ii))	383,200,000	353,200,000	50,915,381
China Construction Bank (note (iii))	230,000,000	250,000,000	36,038,633
Agricultural Development Bank of China (note (iv))	60,000,000	50,000,000	7,207,727
China CITIC Bank (note (v))	140,000,000	139,970,000	20,177,311
Daqing Rural Commercial Bank (note (vi))	—	49,000,000	7,063,572
Longjiang Bank (note (vii))	—	51,000,000	7,351,881

Total borrowings	837,200,000	905,170,000	130,484,359

Note (i):    During the year ended December 31, 2016, one short-term loan of RMB 12,000,000 ($1,729,854) obtained from the Industrial & Commercial Bank of China (the “ICBC”) was still outstanding:

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A short-term loan of RMB12,000,000 ($1,729,854)—The interest bearing at a fixed rate was thereon based on the prime rate published by the People’s Bank of China (the “PBOC”) for loans with the same or similar terms on the withdrawing date (5.39% per annum as of the December 31, 2016). As of December 31, 2016, no prepayment was made and RMB12,000,000 ($1,729,854) was still outstanding which will be repayable on October 11, 2017. The borrowing under the loan agreement is guaranteed by a third party company.

During the year ended December 31, 2015, one long-term loan of RMB24,000,000 obtained from the ICBC was still outstanding:

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A long-term loan of RMB24,000,000—The total original loan amount was RMB90,000,000. The interest bearing at a floating rate was thereon based on the prime rate published by the People’s Bank of China (the “PBOC”) for loans with the same or similar terms on the contract date rise 10% (6.60% per annum as of the December 31, 2015, and adjustable yearly following the publishing of rate adjustments by the PBOC during the term of the loan and calculated piecewise). As of December 31, 2015, a total amount of RMB66,000,000 had been repaid, and RMB24,000,000 was outstanding. This loan has been fully settled during 2016.

Note (ii):   During the year ended December 31, 2016, thirteen short-term loans of RMB353,200,000 ($50,915,381) were obtained from the Agricultural Bank of China (the “ABC”) was outstanding:

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Three short-term loans of RMB83,200,000 ($11,993,657)—The interest bearing at a fixed rate was thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (4.57% per annum as of December 31, 2016). As of December 31, 2016, no prepayment was made, and RMB83,200,000 ($11,993,657) was still outstanding, of which RMB43,200,000 will be repayable on January 12, 2017 and RMB40,000,000 will be repayable on March 10, 2017. All borrowings under the loan agreements are guaranteed by third party companies. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for three consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2016.

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Two short-term loans of RMB30,000,000 ($4,324,636)—The interest bearing at a fixed rate was thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date (4.35% per annum as of December 31, 2016). As of December 31, 2016, no prepayment was made, and RMB30,000,000 ($4,324,636) was still outstanding, of which RMB20,000,000 will be repayable on June 30, 2017 and RMB10,000,000 will be repayable on July 7, 2017. Borrowings under the loan agreements are guaranteed by a third party company. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for three consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2016.

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Seven short-term loans of RMB190,000,000 ($27,389,361)—The interest bearing at a fixed rate was thereon based on the one year Loan Prime Rate(“LPR”) on the previous working day before withdrawing date rise 0.05% (4.35% per annum as of December 31, 2016). As of December 31, 2016, no prepayment was made, and RMB190,000,000 ($27,389,361) was still outstanding, of which RMB20,000,000 will be repayable on July 31, 2017, RMB20,000,000 will be repayable on September 11, 2017, RMB40,000,000 will be repayable on September 20, 2017, RMB30,000,000 will be repayable on October 10, 2017, RMB30,000,000 will be repayable on October 11, 2017, RMB20,000,000 will be repayable on October 13, 2017 and RMB30,000,000 will be repayable on November 3, 2017. All borrowings under the loan agreements are guaranteed by third party companies. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 80% of its total net assets; and net operating cash flow shall not be negative for two consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2016.

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One short-term loan of RMB50,000,000 ($7,207,727)—The interest bearing at a fixed rate was thereon based on the one year LPR on the previous working day before withdrawing date rise 0.05% (4.35% per annum as of December 31, 2016). As of December 31, 2016, RMB50,000,000 ($7,207,727) was still outstanding and will be repayable on November 14, 2017. The borrowing under the loan agreement is guaranteed by a third party company. The loan contains the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for two consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2016.

During the year ended December 31, 2015, the Agricultural Bank of China (the “ABC”) granted the Company thirteen loans of RMB383,200,000 which are including:

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Two short-term loans of RMB70,000,000—The interest bearing at a fixed rate was thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (5.62% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB70,000,000 was outstanding, of which RMB40,000,000 was repaid on March 4, 2016 and RMB30,000,000 was repaid on April 12, 2016. All borrowings under these loan agreements were guaranteed by third party companies and the Chief Executive Officer Mr. Jinmiao Wang (the “CEO”) simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for three consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2015.

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Two short-term loans of RMB43,200,000—The interest bearing at a fixed rate was thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (5.88% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB43,200,000 was outstanding, of which RMB23,200,000 was repaid on January 8, 2016 and RMB20,000,000 was repaid on January 15, 2016. All borrowings under these loan agreements were guaranteed by third party companies. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for three consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2015.

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Two short-term loans of RMB50,000,000—The interest bearing at a fixed rate was thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (5.09% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB50,000,000 was outstanding, of which RMB30,000,000 was repaid on July 1, 2016 and a loan of RMB20,000,000 was repaid on August 1, 2016. All borrowings under these loan agreements were guaranteed by third party companies and the CEO simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for three consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2015.

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Five short-term loans of RMB140,000,000—The interest bearing at a fixed rate was thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (4.83% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB140,000,000 was outstanding, of which RMB20,000,000 was repaid on September 12, 2016, RMB40,000,000 was repaid on September 21, 2016, and three loans of RMB30,000,000, RMB 20,000,000 and RMB30,000,000 were repaid on October 11, October 13 and October 12, 2016 respectively. All borrowings under these loan agreements were guaranteed by third party companies and the CEO simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for three consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2015.

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Two short-term loans of RMB80,000,000—The interest bearing at a fixed rate is thereon based on the prime rate published by the PBOC for loans with the same or similar terms on the contract date rise 5% (4.57% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB80,000,000 was outstanding of which RMB30,000,000 was repaid on November 3, 2016, RMB50,000,000 was repaid on November 14, 2016 respectively. All borrowings under the loan agreement were guaranteed by third party companies and the CEO simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Shandong Borun shall not be higher than 70%; contingent liabilities of Shandong Borun shall not exceed 50% of its total net assets; and net operating cash flow shall not be negative for three consecutive years. The Company was in compliance with the above financial covenants as of December 31, 2015.

Note (iii):  During the year ended December 31, 2016, the China Construction Bank (the “CCB”) granted the Company ten loans of RMB320,000,000 ($46,129,451), of which RMB70,000,000 ($10,090,818) has been repaid during 2016 and the outstanding balance as of December 31, 2016 was RMB250,000,000 ($36,038,633). Details are as follow:

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Nine short-term loans of RMB270,000,000 ($38,921,724)—The interest bearing at a fixed rate was thereon based on LPR plus 92 basis point (5.22% per annum as of December 31, 2016). As of December 31, 2016, an amount of RMB70,000,000 has been repaid during 2016 and RMB200,000,000 ($28,830,906) was still outstanding, of which RMB20,000,000 will be repayable on January 22, 2017, RMB40,000,000 will be repayable on January 29, 2017, RMB20,000,000 will be repayable on March 5, 2017, RMB25,000,000 will be repayable on March 14, 2017, RMB25,000,000 will be repayable on March 21, 2017, RMB25,000,000 will be repayable on April 15, 2017, RMB25,000,000 will be repayable on April 22, 2017 and RMB20,000,000 will be repayable on May 12, 2017. All borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his three family members simultaneously. The loans contain the following financial covenants: at any time during the loan period, the credit rating shall not be lower than 10; debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB367,930,734; contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2016.

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One short-term loan of RMB50,000,000 ($7,207,727)—the interest bearing at a fixed rate was thereon based on LPR plus 92 basis point (4.785% per annum as of December 31, 2016). As of December 31, 2016, an amount of RMB50,000,000 ($7,207,727) was still outstanding and will be repayable on November 2, 2017. The borrowing under the loan agreement is guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his three family members simultaneously. The loan contains the following financial covenants: at any time during the loan period, the credit rating shall not be lower than 10; debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB367,930,734; contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2016.

All the short-term loans of CCB stated above were pledged by property, plant and equipment and land use rights of the Company with total carrying value of RMB183,987,360 ($26,522,612).

During the year ended December 31, 2015, the China Construction Bank (the “CCB”) granted the Company six loans of RMB230, 000, 000, which are including:

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Two short-term loans of RMB100,000,000—the interest thereon bear at a fixed rate that is based on LPR plus 122 basis point (6.72% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB100,000,000 was outstanding and RMB50,000,000 was repaid on January 16, 2016, RMB50,000,000 was repaid on February 9, 2016. Borrowings under these loan agreements were guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his three family members simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB156,000,000, contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2015.

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Two short-term loans of RMB100,000,000—the interest thereon bear at a fixed rate that is based on LPR plus 133.4 basis point (6.63% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB100,000,000 was outstanding and RMB50,000,000 was repaid on March 17, 2016, RMB50,000,000 was repaid on April 21, 2016. Borrowings under these loan agreements were guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his three family members simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB156,000,000, contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; and accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets. The Company was in compliance with the above financial covenants as of December 31, 2015.

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A short-term loan of RMB20,000,000 ($3,097,956)—the interest thereon bear at a fixed rate that is based on LPR plus 158 basis point (6.63% per annum as of December 31 2015). As of December 31, 2015, an amount of RMB20,000,000 ($3,097,956) was outstanding, which was repaid during 2016. Borrowing under the loan agreement was secured by equipments of Daqing Borun with total carrying values of RMB116,370,518 as of December 31, 2015, and guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his three family members simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB156,000,000; contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets; he ownership structure of the Daqing Borun shall not be changed. The Company was in compliance with the above financial covenants as of December 31, 2015.

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A short-term loan of RMB10,000,000—the interest thereon bear at a fixed rate that is based on the loan prime rates plus 92 basis point (5.22% per annum as of December 31 2015). As of December 31, 2015, an amount of RMB10,000,000 was outstanding, which was repaid on December 30, 2016. Borrowing under the loan agreement was secured by buildings and land of Daqing Borun with total carrying values of RMB89,567,625 and RMB5,581,879, respectively, as of December 31, 2015, and guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and his three family members simultaneously. The loans contain the following financial covenants: at any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; the current ratio of Daqing Borun shall be less than 0.80; contingent liabilities of Daqing Borun shall not exceed RMB156,000,000, contingent liabilities of Daqing Borun shall not exceed 50% of its total net assets; accumulated long-term investment of Daqing Borun shall not exceed 30% of its net assets; the ownership structure of the Daqing Borun shall not be changed. The Company was in compliance with the above financial covenants as of December 31, 2015.

Note (iv):  During the year ended December 31, 2016, the Agricultural Development Bank of China (the “ADB”) granted the Company three loans of RMB86,700,000 ($12,498,198), of which RMB36,700,000 ($5,290,471) has been repaid during 2016 and the outstanding balance as of December 31, 2016 was RMB50,000,000 ($7,207,727). Details are as follow:

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A short-term loan of RMB6,700,000 ($965,835)—The interest bore at a fixed rate of 4.35% per annum. As of December 31, 2016, the amount of RMB6,700,000 ($965,835) has been repaid during 2016 and no balance was outstanding. Borrowing under the loan agreement is guaranteed by the Company’s CEO and his family member and pledged by property, plant and equipment of the Company. The pledge has been released along with the settlement of the loan.

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A short-term loan of RMB30,000,000 ($4,324,636)—The interest bore at a fixed rate of 4.35% per annum. As of December 31, 2016, the amount of RMB30,000,000 ($4,324,636) has been repaid during 2016 and no balance was outstanding. Borrowing under the loan agreement is guaranteed by the Company’s CEO and his family member and pledged by property, plant and equipment of the Company. The pledge has been released along with the settlement of the loan. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; and operating cash flow of Daqing Borun shall not be negative. The Company was in compliance with the above financial covenants as of December 31, 2016.

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A short-term loan of RMB50,000,000 ($7,207,727)—The interest bore at a fixed rate of 4.35% per annum. As of December 31, 2016, RMB50,000,000 ($7,207,727) was still outstanding and will be repayable on September 29, 2017. The loan is granted under the scope of the Corn Acquisition Loan Guarantee Fund set up by the government of Heilongjiang Province. RMB15,000,000 was paid as a deposit of the loan has been paid subsequently on January 1, 2017.

During the year ended December 31, 2015, the Agricultural Development Bank of China (the “ADB”) granted the Company a loan of RMB60,000,000, including:

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A long-term loan of RMB60,000,000—In November 2014, the company entered into a loan agreement with the ADB pursuant to which the Company may borrow up to RMB70,000,000. The Company drew down RMB60,000,000 on November 11, 2014. The interest thereon bear at a fixed rate of 6.33% per annum. As of December 31, 2015, an amount of RMB60,000,000 was outstanding and was repaid on November 10, 2016. Borrowing under the loan agreement was guaranteed by two third party guarantors, another third party company and the Company’s CEO simultaneously. Pursuant to the guarantee agreements, the Company pledged its property, plant and equipment to a third party guarantor with total carrying values of RMB16,689,236. Besides, Datong District People’s Government, the subsidiary Shandong Borun, and the Company’s CEO provided counter guarantee to these two third party guarantors simultaneously. The loan contains the following financial covenants: At any time during the loan period, debt-to-asset ratio of Daqing Borun shall not be higher than 70%; and operating cash flow of Daqing Borun shall not be negative. The Company was in compliance with the above financial covenants as of December 31, 2015.

Note (v):   During the year ended December 31, 2016, China CITIC Bank granted the Company five loans of RMB139,970,000 ($20,177,311), which are including:

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Five short-term loans of RMB139,970,000 ($20,177,311)—The interest bearing at a fixed rate was thereon based on the prime rates on the withdrawing date plus 135.5 basis point (5.655% per annum as of December 31, 2016). As of December 31, 2016, an amount of RMB139,970,000 ($20,177,311) was still outstanding, of which RMB39,980,000 will be repayable on September 25, 2017, RMB49,000,000 will be repayable on September 26, 2017, RMB19,990,000 will be repayable on September 28, 2017, RMB15,000,000 will be repayable on October 23, 2017 and RMB16,000,000 will be repayable on October 25, 2017. All borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun, the Company’s CEO, and a third party company simultaneously.

During the year ended December 31, 2015, China CITIC Bank granted the Company six loans of RMB140,000,000, which are including:

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A short-term loans of RMB20,000,000—the interest bearing at a fixed rate is thereon based on the prime rates on the drawdown date plus 150.5 basis point (6.31% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB20,000,000 was outstanding, which was repaid on July 30, 2016. Borrowings under these loan agreements are guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

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Two short-term loan of RMB69,000,000—the interest bearing at a fixed rate is thereon based on the prime rates on the drawdown date plus 102 basis point (5.82% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB69,000,000 was outstanding, of which RMB49,000,000 and RMB20,000,000 were repaid on August 4 and August 13, 2016 respectively. Borrowings under these loan agreements were guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

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Two short-term loan of RMB35,000,000—the interest bearing at a fixed rate is thereon based on the prime rates on the drawdown date plus 143 basis point (5.98% per annum as of December 31, 2015). As of December 31, 2015, an amount of RMB35,000,000 was outstanding, of which RMB20,000,000 and RMB15,000,000 were repaid September 24 and October 21, 2016 respectively. Borrowings under these loan agreements were guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

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A short-term loan of RMB16,000,000—the interest bearing at a fixed rate is thereon based on the prime rates on the drawdown date plus 135.5 basis point (5.66% per annum as of December 31, 2015). As of December 31, 2015 an amount of RMB16,000,000 was outstanding, which was repaid on October 26, 2016. Borrowing under these loan agreements was guaranteed by the subsidiary Shandong Borun and the Company’s CEO simultaneously.

Note (vi):   During the year ended December 31, 2016, the Daqing Rural Commercial Bank (the “DRCB”) granted the Company a short-term loan of RMB49,000,000($7,063,572):

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A short-term loan of RMB49,000,000 ($7,063,572)—The interest bore at a fixed rate of 3.50% per annum. As of December 31, 2016, an amount of RMB49,000,000 ($7,063,572) was still outstanding, of which RMB14,700,000 will be repayable on July 19, 2017, RMB14,700,000 will be repayable on August 19, 2017 and RMB19,600,000 will be repayable on September 19, 2017. The loan is guaranteed by a third party guarantor, to which the Company pledged its property, plant and equipment and land use rights with total carrying values of RMB92,953,353 ($13,399,647).

Note(vii):    During the year ended December 31, 2016, the Longjiang Bank granted the Company a short-term loan of RMB51,000,000($7,351,881) :

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A short-term loan of RMB51,000,000 ($7,351,881)—The interest bore at a fixed rate of 5.655% per annum. As of December 31, 2016, an amount of RMB51,000,000 ($7,351,881) was still outstanding, of which RMB15,000,000 will be repayable on September 30, 2017, RMB15,000,000 will be repayable on October 30, 2017, and RMB21,000,000 will be repayable on November 30, 2017. The borrowing under the loan agreement is guaranteed by our CEO and his family member, and a third party guarantor, to which the Company pledged its property, plant and equipment and land use rights with total carrying values of RMB92,953,353 ($13,399,647).